Segment Data - Revenues to Unaffiliated Customers and Long-lived Assets Including Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 8,446	$ 8,054	$ 7,708
Long-Lived Assets	6,317	6,276	6,039
Corporate [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	340	350	303
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,417	3,353	3,288
Long-Lived Assets	3,126	3,251	3,156
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,733	2,512	2,379
Long-Lived Assets	1,809	1,667	1,559
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,121	1,006	883
Long-Lived Assets	486	442	397
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,175	1,183	1,159
Long-Lived Assets	$ 555	$ 565	$ 624